Dreyfus Institutional Preferred Money Market Funds (the "Registrant")

Incorporated herein by reference is the supplement to the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 26, 2016 (SEC Accession No. 0000899681-16-001436).